Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 206,500	$ 58,247
Interest earning deposits	1,467	680
Cash and cash equivalents	207,967	58,927
Investment securities - available for sale ("AFS")	494,266	438,910
Loans and leases	2,115,834	1,880,483
Purchased loans not covered by Federal Deposit Insurance Corporation ("FDIC") loss share agreements ("purchased non-covered loans")	41,534	4,799
Loans covered by FDIC loss share agreements ("covered loans")	596,239	806,922
Allowance for loan and lease losses	(38,738)	(39,169)
Net loans and leases	2,714,869	2,653,035
FDIC loss share receivable	152,198	279,045
Premises and equipment, net	225,754	186,533
Foreclosed assets not covered by FDIC loss share agreements	13,924	31,762
Foreclosed assets covered by FDIC loss share agreements	52,951	72,907
Accrued interest receivable	13,201	12,868
Bank owned life insurance ("BOLI")	123,846	62,078
Intangible assets, net	11,827	12,207
Other, net	29,404	33,379
Total assets	4,040,207	3,841,651
LIABILITIES AND STOCKHOLDERS' EQUITY
Demand non-interest bearing	578,528	447,214
Savings and interest bearing transaction	1,741,678	1,578,449
Time	780,849	918,256
Total deposits	3,101,055	2,943,919
Repurchase agreements with customers	29,550	32,810
Other borrowings	280,763	301,847
Subordinated debentures	64,950	64,950
FDIC clawback payable	25,169	24,645
Accrued interest payable and other liabilities	27,614	45,507
Total liabilities	3,529,101	3,413,678
Commitments and contingencies
Stockholders' equity:
Preferred stock; $0.01 par value; 1,000,000 shares authorized; no shares outstanding at December 31, 2012 and 2011
Common stock; $0.01 par value; 50,000,000 shares authorized; 35,271,724 and 34,463,880 shares issued and outstanding at December 31, 2012 and 2011, respectively	353	345
Additional paid-in capital	73,043	51,145
Retained earnings	423,485	363,734
Accumulated other comprehensive income (loss)	10,783	9,327
Total stockholders' equity before noncontrolling interest	507,664	424,551
Noncontrolling interest	3,442	3,422
Total stockholders' equity	511,106	427,973
Total liabilities and stockholders' equity	$ 4,040,207	$ 3,841,651